Net Working Capital and Capital Structure (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	R$ (389,426)
Foreign currency exchange	(191,890)	R$ 190,576
Ending balance	(143,790)	(389,426)
Provision for impairment of assets and onerous contracts
Disclosure of other provisions [line items]
Beginning balance	(389,426)	(1,605,561)
Reversals	245,636	1,102,791
Consumption		178,126
Interest incurred		(100,975)
Foreign currency exchange		29,622
Transfers		6,571
Ending balance	(143,790)	(389,426)
Total provision for impairment of Company assets
Disclosure of other provisions [line items]
Beginning balance	(389,426)	(912,154)
Reversals	245,636	516,157
Consumption		0
Interest incurred		0
Foreign currency exchange		0
Transfers		6,571
Ending balance	(143,790)	(389,426)
Onerous contracts provision [member]
Disclosure of other provisions [line items]
Beginning balance	0	(693,407)
Reversals	0	586,634
Consumption		178,126
Interest incurred		(100,975)
Foreign currency exchange	0	29,622
Transfers		0
Ending balance	R$ 0	R$ 0